Note 5 - Accounts Receivable (Details) - Accounts Receivable - USD ($)	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Accounts Receivable [Abstract]
Trade accounts	$ 90,603	$ 154,172		$ 575,375
Less: Allowance for bad debts	(20,215)	(24,882)		(2,899)
Less: Allowance for returns		(10,834)		(4,953)
	$ 70,388	$ 118,456	[1]	$ 567,523

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.